Convertible Notes Payable, Net	12 Months Ended
Sep. 30, 2024
Convertible Notes Payable, Net [Abstract]
CONVERTIBLE NOTES PAYABLE, NET

NOTE 12 – CONVERTIBLE NOTES PAYABLE, NET

The Company’s convertible notes payable consisted of the following:

	September 30,	September 30,
	2024	2023
June 2024 Note	$312,500	$-
Additional June 2024 Notes	62,500	-
August 2024 Note	515,000	-
September 2024 Note	125,000	-
	1,015,000	-
Less: debt issuance costs	(380,991)	-
Convertible notes payable, net	$634,009	$-

June 2024 Note: On June 11, 2024, the Company issued a senior unsecured promissory note (the “June 2024 Note”) in the principal amount of $312,500 to a lender (the “Lender”), in consideration of cash proceeds in the amount of $250,000 after an original issue discount of $62,500. The June 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the June 2024 Note into shares of the Company’s common stock at a per share conversion price of $2.00. In addition, the Company issued the lender a stock purchase warrant (the “June 2024 Warrant”) to acquire 150,000 shares of the Company’s common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. The number of shares and exercise prices of the June 2024 Note and the June 2024 Warrant reflect the October 2024 reverse stock split.

The June 2024 Warrant was determined to be an equity classified warrant and fair value of $989,746 was determined using the Black-Scholes option-pricing model with the following assumptions: volatility of 182.23%, risk-free rate of 4.41%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $300,009 related to the original issue discount and the June 2024 Warrant. The principal amount of the June 2024 Note was allocated to the June 2024 Note and the June 2024 Warrant in the amount of $74,991 and $237,509, respectively. The amount allocated to the original issue discount and the June 2024 Warrant were recorded as a discount on the June 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the June 2024 Note.

In connection with the June 2024 Note, the Company and Lender entered into a restructuring agreement (the “Restructuring Agreement”), providing, among other things,

●	the Lender, in its sole discretion, will have the right for a period for six months commencing June 11, 2024 (the “Investment Period”), to lend the Company an additional $500,000 in exchange for an additional convertible promissory note that will have a term of two years, bear interest at 12.0% and will convert into shares of the Company’s common stock at a per share price of $2.00.

●	the Company may not incur additional debt or enter into any equity financing arrangement without the written consent of the Lender during the Investment Period.
●	The Company will negotiate the sale of a wholly-owned subsidiary to the wholly-owned subsidiary’s current management team subject to approval of the Company’s Board of Directors and shareholders, among other rules and regulations.

●	The Lender will be the Company’s exclusive advisor in respect to potential acquisitions by the Company. Any such acquisition proposal provided by the Lender will be subject to the Lender and such party entering a definitive binding agreement and the Board of Directors and shareholders of the Company approving such acquisition.

In connection with the June 2024 Note, a shareholder, the Company, and the Lender entered into a voting agreement whereby the shareholder agreed to vote his shares in support of any potential acquisition proposed by the Lender. Additionally, the Company and the Lender 30.0% of loans payable between the Company and this shareholder and between the Company and affiliate entities the shareholder controls will become due and payable on March 11, 2025 and the remaining 70.0% of loans payable between the Company and this shareholder and between the Company and affiliate entities the shareholder controls will become due and payable on June 11, 2026.

Additional June 2024 Notes: On June 17, 2024 and June 18, 2024, the Company issued two additional notes, each in the principal amount of $31,250, to the Lender, in consideration of cash proceeds in the amount of $25,000 each after an original issue discount of $6,250 each (collectively, the “Additional June 2024 Notes”). The Additional June 2024 Notes bear interest of 12.0% per annum and are due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the Additional June 2024 Notes into shares of the Company’s common stock at a per share conversion price of $2.00. The Company recorded a total debt discount of $12,500 related to the original issue discount. The conversion exercise price for the Additional June 2024 Notes reflect the October 2024 reverse stock split.

August 2024 Note: In August 2024, the Company issued a senior unsecured promissory note (the “August 2024 Note”) in the principal amount of $515,000 to a new lender in consideration of cash proceeds in the amount of $412,075. The August 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The lender shall have the right to convert the principal and interest payable under the August 2024 Note into shares of common stock of the Company at a per share conversion price of $2.50. In addition, the Company issued the lender a stock purchase warrant (the “August 2024 Warrant”) to acquire 175,000 shares of common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. The number of shares and exercise prices for the August 2024 Note and August 2024 Warrant reflect the October 2024 reverse stock split.

The August 2024 Warrant was determined to be an equity classified warrant and fair value was calculated as $447,316 using the Black-Scholes option-pricing model with the following assumptions: volatility of 183.31%, risk-free rate of 3.84%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $342,314 related to the original issue discount and August 2024 Warrant, which will be amortized over the term of the August 2024 Note. The principal amount of the August 2024 Note was allocated to the August 2024 Note and the August 2024 Warrant in the amount of $275,611 and $239,389, respectively. The amount allocated to the original issue discount and the August 2024 Warrant were recorded as a discount on the August 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the August 2024 Note.

The Company did not obtain the Lender’s written consent prior to entering into the August 2024 Note, violating the terms of the Restructuring Agreement. Accordingly, the Lender exercised its rate to terminate the current CEO and appoint an additional member to the Board (see Note 17).

September 2024 Note: On September 10, 2024, the Company issued an additional Senior Unsecured Promissory Note (the “September 2024 Note”) in the principal amount of $125,000 to a lender in consideration of cash proceeds in the amount of $100,000, which was funded on September 4, 2024. The September 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The total debt discount of $25,000 related to the original issue discounts of the September 2024 Note will be amortized over the term.

For the year ended September 30, 2024, amortization of debt discount and interest expense related to convertible promissory notes amounted to $298,832 and $24,866, respectively, which are both included as a component of interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.